Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000246381 [Member]
Shareholder Report [Line Items]
Fund Name	Honeytree U.S. Equity ETF
Class Name	Honeytree U.S. Equity ETF
Trading Symbol	BEEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of November 6, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.honeytreeinvestetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$82	0.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund invests in U.S. equity securities. Security selection led to underperformance relative to the benchmark, as minimal exposure to certain mega-cap technology stocks, where much of the broader market’s gains were concentrated, detracted from performance.
The Fund underperformed the market in the first half of 2024 but rallied significantly during the third quarter of 2024, outperforming the market during that period. During the period since inception, equity markets were heavily impacted by expectations around interest rates and reacted positively to rate cuts in September.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/6/2023)
Honeytree U.S. Equity ETF - NAV	31.65%
Solactive GBS United States 500 Index	34.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.honeytreeinvestetfs.com for more recent performance information.

Performance Inception Date	Nov. 06, 2023
Net Assets	$ 7,488,958
Holdings Count | holding	26
Advisory Fees Paid, Amount	$ 27,543
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,488,958	Portfolio Turnover Rate*	3%
# of Portfolio Holdings	26	Advisory Fees Paid	$27,543
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	24.0%
Industrials	20.2%
Health Care	15.4%
Materials	11.9%
Consumer Discretionary	8.4%
Financials	7.8%
Real Estate	7.8%
Consumer Staples	3.9%
Cash & Cash Equivalents	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Universal Display Corp.	4.6%
Home Depot, Inc.	4.3%
Masco Corp.	4.2%
ServiceNow, Inc.	4.1%
Equinix, Inc.	4.1%
Tractor Supply Co.	4.1%
Accenture PLC - Class A	4.1%
Watts Water Technologies, Inc. - Class A	4.1%
AptarGroup, Inc.	4.0%
Sherwin-Williams Co.	4.0%